Expense Example - Ariel International Fund	Feb. 01, 2021 USD ($)
Investor Class
Expense Example:
Expense Example, with Redemption, 1 Year	$ 116
Expense Example, with Redemption, 3 Years	384
Expense Example, with Redemption, 5 Years	695
Expense Example, with Redemption, 10 Years	1,577
Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	91
Expense Example, with Redemption, 3 Years	293
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	$ 1,175